Notes Payable to Officers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 9 – Notes Payable - Related Parties

Notes payable as of September 30, 2021 and December 31, 2020 consists of the following:

Description	September 30, 2021	December 31, 2020
Note payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable – President bearing interest at 12% per annum, unsecured, demand note.	225,816	251,340
Total	$285,816	$311,340

The first note in the amount of $60,000 provides for interest at 12% per annum and is unsecured. This note has unpaid accrued interest of $48,650 and $43,263 at September 30, 2021 and December 31, 2020, respectively.

The second note has a current balance of $225,816 and unpaid accrued interest of $72,988 as of September 30, 2021. The note is a secured demand note covering all assets of the Company and bears interest at 12% per annum. On April 1, 2021, the promissory note payable to the President of the Company in the amount of $314,636 of principal and interest was converted into a secured note covering all assets of the Company. The Note bears interest at the rate 12% per annum and is due on demand. Financing statements are expected to be filed in Pima County, AZ and in Las Vegas County, NV covering the assets which are securing this Note.

The combined total funds due to Officers and Directors totaled $407,454 with principal and interest at September 30, 2021.

Note 9 – Notes Payable to Officers

Notes payable as of December 31, 2020 and December 31, 2019 consists of the following:

Description	December 31, 2020	December 31, 2019
Notes payable – Director bearing interest at 12% per annum, unsecured, demand notes.	$60,000	$60,000
Note payable – President bearing interest at 12% per annum, unsecured, demand note.	251,340	127,506
Total	$311,340	$187,506

The first note in the amount of $60,000 provides for interest at 12% per annum and is unsecured. This note resulted in an interest charge of $43,263 accrued and unpaid at December 31, 2020 and $36,061 at December 31, 2019.

The second note has a current balance of $251,340 as of December 31, 2020. The note is an unsecured demand note and bears interest at 12% per annum. This note resulted in an interest charge of $53,117 accrued and unpaid at December 31, 2020 and $28,555 at December 31, 2019. The Note was converted to a secured note on April 1, 2021 covering all assets of the Company. See Note 16 below.

The combined total funds due to Officers and related parties totaled $407,720 with principal and interest at December 31, 2020.